Federated Limited Duration Government Fund

(A Portfolio of Federated Total Return Series, Inc.)

Institutional Service Shares

Semi-Annual Report and Supplement to Prospectus dated November 30, 1997

A. Please insert the following "Financial Highlights" table for Institutional Service Shares as page 2 of the Institutional Service Shares prospectus:

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                          PERIOD ENDED
                                                           (UNAUDITED)
                                                       MARCH 31, 1998(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                         $10.09
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                        0.28
   Net realized and unrealized gain (loss) on                   0.02
 investments
   Total from investment operations                             0.30
 LESS DISTRIBUTIONS
   Distributions from net investment income                   (0.28)
   Distributions from net realized gain on investments        (0.06)
   Total distributions                                        (0.34)
 NET ASSET VALUE, END OF PERIOD                               $10.05
 TOTAL RETURN(B)                                               2.97%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                   0.58%*
   Net investment income                                      5.77%*
   Expense waiver/reimbursement(c)                            6.76%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                    $3,536
   Portfolio turnover                                           303%

* Computed on an annualized basis.

(a) Reflects operations for the period from October 3, 1997 (date of initial public investment) to March 31, 1998.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

B. Please delete the first paragraph of the sub-section entitled "Voting Rights" on page 12 and replace it with the following:

"Each share of the Fund is entitled to one vote at all meetings of shareholders. All shares of all portfolios in the Corporation have equal voting rights except that in matters affecting only a particular portfolio or class of shares, only shares of that portfolio or class of shares are entitled to vote.

As of April 8, 1998, the following shareholders of record owned 25% or more of the outstanding Institutional Service Shares of the Fund: Charlotte County Day School, Charlotte, North Carolina, owned approximately 258,230 Shares (73.07%) and PCA International Inc., Matthews, North Carolina, owned approximately 95,161 Shares (26.93%) and therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders."

C. Please insert the following "Financial Highlights" table for Institutional Shares as page 14 of the Institutional Service Shares prospectus:

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                          PERIOD ENDED
                                                           (UNAUDITED)
                                                         MARCH 31, 1998(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                         $10.09
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                        0.28
   Net realized and unrealized gain (loss) on                   0.03
 investments
   Total from investment operations                             0.31
 LESS DISTRIBUTIONS
   Distributions from net investment income                   (0.29)
   Distributions from net realized gain on investments        (0.06)
   Total distributions                                        (0.35)
 NET ASSET VALUE, END OF PERIOD                               $10.05
 TOTAL RETURN(B)                                               3.12%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                   0.15%*
   Net investment income                                      5.89%*
   Expense waiver/reimbursement(c)                            6.34%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                    $1,634
   Portfolio turnover                                           303%

* Computed on an annualized basis.

(a) Reflects operations for the period from October 3, 1997 (date of initial public investment) to March 31, 1998.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

D. Please insert the following financial statements after the "Financial Highlights" table for Institutional Shares:

                      PORTFOLIO OF INVESTMENTS
                 FEDERATED LIMITED DURATION GOVERNMENT FUND
                         MARCH 31, 1998 (UNAUDITED)

     PRINCIPAL
       AMOUNT                                                                             VALUE

 GOVERNMENT OBLIGATIONS--96.7%
 $         1,486,293 Government National Mortgage Association, 7.00% - 9.00%,          $  1,558,423
                     5/15/2027 - 11/15/2017
           3,438,000 United States Treasury Notes, 5.625%, 12/31/1999                     3,441,884
                         Total Government Obligations (identified cost $5,003,401)        5,000,307
 (A)REPURCHASE AGREEMENT--2.7%
             140,000 BT Securities Corp., 5.97%, dated 3/31/1998, due 4/1/1998 (at          140,000
                     amortized cost)
                         Total Investments (identified cost $5,143,401)(b)              $ 5,140,307

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment[s] in the repurchase agreement is through participation in a joint account with other Federated funds.

(b) The cost of investments for federal tax purposes amounts to $5,143,401. The net unrealized depreciation of investments on a federal tax basis amounts to $3,094 which is comprised of $2,067 appreciation and $5,161 depreciation at March 31, 1998.

Note: The categories of investments are shown as a percentage of net assets ($5,169,200) at March 31, 1998.

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
FEDERATED LIMITED DURATION GOVERNMENT FUND
MARCH 31, 1998 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and tax cost                     $ 5,140,307
 $5,143,401)
 Cash                                                                                           946
 Income receivable                                                                           58,581
   Total assets                                                                           5,199,834
 LIABILITIES:
 Income distribution payable                                                  $ 21,810
 Accrued expenses                                                                8,824
   Total liabilities                                                                         30,634
 Net Assets for 514,580 shares outstanding                                              $ 5,169,200
 NET ASSETS CONSIST OF:
 Paid in capital                                                                        $ 5,145,970
 Net unrealized depreciation of investments                                                  (3,094)
 Accumulated net realized gain on investments                                                26,829
 Distributions in excess of net investment income                                              (505)
   Total Net Assets                                                                     $ 5,169,200
 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $1,633,550 / 162,616 shares outstanding                                                     $10.05
 INSTITUTIONAL SERVICE SHARES:
 $3,535,650 / 351,964 shares outstanding                                                     $10.05

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS
FEDERATED LIMITED DURATION GOVERNMENT FUND
PERIOD ENDED MARCH 31, 1998 (UNAUDITED)*

 INVESTMENT INCOME:
 Interest (net of dollar roll expense of $4,281)                                          $ 153,927
 EXPENSES:
 Investment advisory fee                                                     $    10,289
 Administrative personnel and services fee                                        77,288
 Custodian fees                                                                    3,143
 Transfer and dividend disbursing agent fees and expenses                         15,395
 Directors'/Trustees' fees                                                         1,026
 Auditing fees                                                                     5,132
 Legal fees                                                                        2,567
 Portfolio accounting fees                                                        29,280
 Distribution services fee--Institutional Service Shares                           1,013
 Shareholder services fee--Institutional Service Shares                            1,013
 Share registration costs                                                         11,410
 Printing and postage                                                              5,132
 Insurance premiums                                                                1,284
 Taxes                                                                             1,026
 Miscellaneous                                                                     2,569
   Total expenses                                                                167,567
 Waivers and reimbursements--
   Waiver of investment advisory fee                           $  (10,289)
   Waiver of distribution services fee--Institutional Service        (810)
 Shares
   Reimbursement of other operating expenses                     (151,045)
     Total waivers and reimbursements                                          (162,144)
       Net expenses                                                                           5,423
         Net investment income                                                              148,504
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                            26,834
 Net change in unrealized appreciation (depreciation) of                                    (3,094)
 investments
   Net realized and unrealized gain on investments                                           23,740
     Change in net assets resulting from operations                                       $ 172,244

* For the period from October 3, 1997 (date of initial public investment) to March 31, 1998.

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

FEDERATED LIMITED DURATION GOVERNMENT FUND


                                  PERIOD ENDED
                                   (UNAUDITED)
                                 MARCH 31, 1998*
 INCREASE (DECREASE) IN NET ASSETS:
 Operations--
 Net investment income                                     $     148,504
 Net realized gain on investments ($26,834 as computed            26,834
 for federal tax purposes)
 Net change in unrealized depreciation                           (3,094)
   Change in net assets resulting from operations                172,244
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Shares                                        (127,262)
   Institutional Service Shares                                 (21,746)
 Distributions from net realized gains
   Institutional Shares                                         (28,854)
   Institutional Service Shares                                      (1)
     Change in net assets resulting from distributions to      (177,863)
     shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                  6,911,539
 Net asset value of shares issued to shareholders in              27,972
 payment of distributions declared
 Cost of shares redeemed                                      (6,799,116)
   Change in net assets resulting from share transactions        140,395
     Change in net assets                                        134,776
 NET ASSETS:
 Beginning of period                                           5,034,424
 End of period                                             $   5,169,200

* For the period from October 3, 1997 (date of initial public investment) to March 31, 1998.

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Limited Duration Government Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide total return consistent with current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government securities, are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/ dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

DOLLAR ROLL TRANSACTIONS

The Fund enters into dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA, and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At March 31, 1998, par value shares ($0.001 per share) authorized were as follows:

                                      NUMBER OF PAR VALUE
       SHARE CLASS NAME            CAPITAL STOCK AUTHORIZED
 Institutional Shares                   1,000,000,000
 Institutional Service Shares           1,000,000,000
 Total shares authorized                2,000,000,000

Transactions in capital stock were as follows:

                                                                             PERIOD ENDED
                                                                            MARCH 31, 1998(A)
INSTITUTIONAL SHARES                                                     SHARES      AMOUNT
Shares sold                                                             335,196    $ 3,375,755
Shares issued to shareholders in payment of distributions declared        2,063         20,769
Shares redeemed                                                        (675,169)    (6,799,007)
Net change resulting from Institutional Share transactions             (337,910)   $(3,402,483)
                                                                              PERIOD ENDED
                                                                            MARCH 31, 1998(A)
 INSTITUTIONAL SERVICE SHARES                                            SHARES        AMOUNT
 Shares sold                                                            351,227      $3,535,784
 Shares issued to shareholders in payment of
 distributions declared                                                     717           7,203
 Shares redeemed                                                            (11)           (109)
 Net change resulting from Institutional Service
 Share transactions                                                     351,933      $3,542,878
 Net change resulting from share transactions                            14,023        $140,395

(a) For the period from October 3, 1997 (date of initial public investment) to March 31, 1998.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Corporation's Institutional Shares and Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of average daily net assets of the Institutional Shares and Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive a portion of this fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Institutional Service Shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. Federated Shareholder Services may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended March 31, 1998, were as follows:

 PURCHASES             $15,141,502
 SALES                 $14,975,110

TRUSTEES

                               John F. Donahue

                              Thomas G. Bigley

                             John T. Conroy, Jr.

                          Nicholas P. Constantakis

                             William J. Copeland

                           J. Christopher Donahue

                                James E. Dowd

                           Lawrence D. Ellis, M.D.

                           Edward L. Flaherty, Jr.

                               Peter E. Madden

                             John E. Murray, Jr.

                              Wesley W. Posvar

                              Marjorie P. Smuts

                                  OFFICERS

                               John F. Donahue

                                  Chairman

                               Glen R. Johnson

                                  President

                           J. Christopher Donahue

                          Executive Vice President

                             Edward C. Gonzales

                          Executive Vice President

                              John W. McGonigle

             Executive Vice President, Treasurer, and Secretary

                              Anthony R. Bosch

                             Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]

Federated Investors

Federated Limited Duration Government Fund
(A Portfolio of Federated Total Return Series, Inc.)
Institutional Service Shares
Semi-Annual Report and
Supplement to Prospectus Dated November 30, 1997

March 31, 1998

[Graphic]
Federated Securities Corp., Distributor
Federated Investors Tower
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com


Cusip 31428Q606
G02369-02 (4/98)

[Graphic]






Federated Limited Duration Government Fund
(A Portfolio of Federated Total Return Series, Inc.)
Institutional Shares

Semi-Annual Report and Supplement to Prospectus dated November 30, 1997

A. Please insert the following "Financial Highlights" table for Institutional Shares as page 2 of the Institutional Shares prospectus:

                 FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                   PERIOD ENDED
                                                                                    (UNAUDITED)
                                                                                     MARCH 31,
                                                                                      1998(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                                        $10.09
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                                                       0.28
   Net realized and unrealized gain (loss) on investments                                      0.03
   Total from investment operations                                                            0.31
 LESS DISTRIBUTIONS
   Distributions from net investment income                                                  (0.29)
   Distributions from net realized gain on investments                                       (0.06)
   Total distributions                                                                       (0.35)
 NET ASSET VALUE, END OF PERIOD                                                              $10.05
 TOTAL RETURN(B)                                                                              3.12%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                                                  0.15%*
   Net investment income                                                                     5.89%*
   Expense waiver/reimbursement(c)                                                           6.34%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                                                   $1,634
   Portfolio turnover                                                                          303%

* Computed on an annualized basis.

(a) Reflects operations for the period from October 3, 1997 (date of initial public investment) to March 31, 1998.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

B. Please delete the first paragraph of the sub-section entitled "Voting Rights" on page 12 and replace it with the following: "Each share of the Fund is entitled to one vote at all meetings of shareholders. All shares of all portfolios in the Corporation have equal voting rights except that in matters affecting only a particular portfolio or class of shares, only shares of that portfolio or class of shares are entitled to vote.

As of April 8, 1998, the following shareholders of record owned 25% or more of the outstanding Institutional Shares of the Fund: Lebanon Valley National Bank, Lebanon, Pennsylvania, owned approximately 43,331 Shares (27.91%) and The Fidelity State Bank, Garden City, Kansas, owned approximately 42,304 Shares (27.25%) and therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders."

C. Please insert the following "Financial Highlights" table for Institutional Service Shares as page 14 of the Institutional Shares prospectus:

             FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                   PERIOD ENDED
                                                                                    (UNAUDITED)
                                                                                     MARCH 31,
                                                                                      1998(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                                        $10.09
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                                                       0.28
   Net realized and unrealized gain (loss) on investments                                      0.02
   Total from investment operations                                                            0.30
 LESS DISTRIBUTIONS
   Distributions from net investment income                                                  (0.28)
   Distributions from net realized gain on investments                                       (0.06)
   Total distributions                                                                       (0.34)
 NET ASSET VALUE, END OF PERIOD                                                              $10.05
 TOTAL RETURN(B)                                                                              2.97%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                                                  0.58%*
   Net investment income                                                                     5.77%*
   Expense waiver/reimbursement(c)                                                           6.76%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                                                   $3,536
   Portfolio turnover                                                                          303%

* Computed on an annualized basis.

(a) Reflects operations for the period from October 3, 1997 (date of initial public investment) to March 31, 1998.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

D. Please insert the following financial statements after the "Financial Highlights" table for Institutional Service Shares:

                          PORTFOLIO OF INVESTMENTS
                 FEDERATED LIMITED DURATION GOVERNMENT FUND
                         MARCH 31, 1998 (UNAUDITED)

     PRINCIPAL
       AMOUNT                                                                             VALUE

 GOVERNMENT OBLIGATIONS--96.7%
 $         1,486,293 Government National Mortgage Association, 7.00% - 9.00%,          $  1,558,423
                     5/15/2027 - 11/15/2017
           3,438,000 United States Treasury Notes, 5.625%, 12/31/1999                     3,441,884
                         Total Government Obligations (identified cost $5,003,401)        5,000,307
 (A)REPURCHASE AGREEMENT--2.7%
             140,000 BT Securities Corp., 5.97%, dated 3/31/1998, due 4/1/1998 (at          140,000
                     amortized cost)
                         Total Investments (identified cost $5,143,401)(b)              $ 5,140,307

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment[s] in the repurchase agreement is through participation in a joint account with other Federated funds.

(b) The cost of investments for federal tax purposes amounts to $5,143,401. The net unrealized depreciation of investments on a federal tax basis amounts to $3,094 which is comprised of $2,067 appreciation and $5,161 depreciation at March 31, 1998.

Note: The categories of investments are shown as a percentage of net assets ($5,169,200) at March 31, 1998.

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES
                 FEDERATED LIMITED DURATION GOVERNMENT FUND
                         MARCH 31, 1998 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and tax cost                     $ 5,140,307
 $5,143,401)
 Cash                                                                                           946
 Income receivable                                                                           58,581
   Total assets                                                                           5,199,834
 LIABILITIES:
 Income distribution payable                                                  $ 21,810
 Accrued expenses                                                                8,824
   Total liabilities                                                                         30,634
 Net Assets for 514,580 shares outstanding                                              $ 5,169,200
 NET ASSETS CONSIST OF:
 Paid in capital                                                                        $ 5,145,970
 Net unrealized depreciation of investments                                                  (3,094)
 Accumulated net realized gain on investments                                                26,829
 Distributions in excess of net investment income                                              (505)
   Total Net Assets                                                                     $ 5,169,200
 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $1,633,550 / 162,616 shares outstanding                                                     $10.05
 INSTITUTIONAL SERVICE SHARES:
 $3,535,650 / 351,964 shares outstanding                                                     $10.05

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS
                 FEDERATED LIMITED DURATION GOVERNMENT FUND
                  PERIOD ENDED MARCH 31, 1998 (UNAUDITED)*

 INVESTMENT INCOME:
 Interest (net of dollar roll expense of $4,281)                                          $ 153,927
 EXPENSES:
 Investment advisory fee                                                     $    10,289
 Administrative personnel and services fee                                        77,288
 Custodian fees                                                                    3,143
 Transfer and dividend disbursing agent fees and expenses                         15,395
 Directors'/Trustees' fees                                                         1,026
 Auditing fees                                                                     5,132
 Legal fees                                                                        2,567
 Portfolio accounting fees                                                        29,280
 Distribution services fee--Institutional Service Shares                           1,013
 Shareholder services fee--Institutional Service Shares                            1,013
 Share registration costs                                                         11,410
 Printing and postage                                                              5,132
 Insurance premiums                                                                1,284
 Taxes                                                                             1,026
 Miscellaneous                                                                     2,569
   Total expenses                                                                167,567
 Waivers and reimbursements--
   Waiver of investment advisory fee                           $  (10,289)
   Waiver of distribution services fee--Institutional Service        (810)
 Shares
   Reimbursement of other operating expenses                     (151,045)
     Total waivers and reimbursements                                          (162,144)
       Net expenses                                                                           5,423
         Net investment income                                                              148,504
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                            26,834
 Net change in unrealized appreciation (depreciation) of                                    (3,094)
 investments
   Net realized and unrealized gain on investments                                           23,740
     Change in net assets resulting from operations                                       $ 172,244

* For the period from October 3, 1997 (date of initial public investment) to March 31, 1998.

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS

                 FEDERATED LIMITED DURATION GOVERNMENT FUND

                                                                                 PERIOD ENDED
                                                                                 (UNAUDITED)
                                                                                MARCH 31, 1998*
 INCREASE (DECREASE) IN NET ASSETS:
 Operations--
 Net investment income                                                            $     148,504
 Net realized gain on investments ($26,834 as computed for federal tax                   26,834
 purposes)
 Net change in unrealized depreciation                                                   (3,094)
   Change in net assets resulting from operations                                       172,244
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Shares                                                                (127,262)
   Institutional Service Shares                                                         (21,746)
 Distributions from net realized gains
   Institutional Shares                                                                 (28,854)
   Institutional Service Shares                                                              (1)
     Change in net assets resulting from distributions to shareholders (177,863)
 SHARE TRANSACTIONS-- Proceeds from sale of shares 6,911,539 Net asset value of shares issued to shareholders in payment of distributions 27,972 declared Cost of shares redeemed (6,799,116)
   Change in net assets resulting from share transactions                               140,395
     Change in net assets                                                               134,776
 NET ASSETS:
 Beginning of period                                                                  5,034,424
 End of period                                                                    $   5,169,200

* For the period from October 3, 1997 (date of initial public investment) to March 31, 1998.

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS
                 FEDERATED LIMITED DURATION GOVERNMENT FUND

                         MARCH 31, 1998 (UNAUDITED)

ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Limited Duration Government Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide total return consistent with current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government securities, are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/ dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

DOLLAR ROLL TRANSACTIONS

The Fund enters into dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA, and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At March 31, 1998, par value shares ($0.001 per share) authorized were as follows:

                                      NUMBER OF PAR VALUE
       SHARE CLASS NAME            CAPITAL STOCK AUTHORIZED
 Institutional Shares                   1,000,000,000
 Institutional Service Shares           1,000,000,000
 Total shares authorized                2,000,000,000

Transactions in capital stock were as follows:

                                                                             PERIOD ENDED
                                                                            MARCH 31, 1998(A)
INSTITUTIONAL SHARES                                                     SHARES      AMOUNT
Shares sold                                                             335,196    $ 3,375,755
Shares issued to shareholders in payment of distributions declared        2,063         20,769
Shares redeemed                                                        (675,169)    (6,799,007)
Net change resulting from Institutional Share transactions             (337,910)   $(3,402,483)
                                                                              PERIOD ENDED
                                                                            MARCH 31, 1998(A)
 INSTITUTIONAL SERVICE SHARES                                            SHARES        AMOUNT
 Shares sold                                                            351,227      $3,535,784
 Shares issued to shareholders in payment of
 distributions declared                                                     717           7,203
 Shares redeemed                                                            (11)           (109)
 Net change resulting from Institutional Service
 Share transactions                                                     351,933      $3,542,878
 Net change resulting from share transactions                            14,023        $140,395

(a) For the period from October 3, 1997 (date of initial public investment) to March 31, 1998.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Corporation's Institutional Shares and Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of average daily net assets of the Institutional Shares and Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive a portion of this fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Institutional Service Shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. Federated Shareholder Services may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended March 31, 1998, were as follows:

 PURCHASES             $15,141,502
 SALES                 $14,975,110

                                  TRUSTEES

                               John F. Donahue

                              Thomas G. Bigley

                             John T. Conroy, Jr.

                          Nicholas P. Constantakis

                             William J. Copeland

                           J. Christopher Donahue

                                James E. Dowd

                           Lawrence D. Ellis, M.D.

                           Edward L. Flaherty, Jr.

                               Peter E. Madden

                             John E. Murray, Jr.

                              Wesley W. Posvar

                              Marjorie P. Smuts

                                  OFFICERS

                               John F. Donahue

                                  Chairman

                               Glen R. Johnson

                                  President

                           J. Christopher Donahue

                          Executive Vice President

                             Edward C. Gonzales

                          Executive Vice President

                              John W. McGonigle

             Executive Vice President, Treasurer, and Secretary

                              Anthony R. Bosch

                             Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]
Federated Investors

Federated Limited Duration Government Fund

(A Portfolio of Federated Total Return Series, Inc.)

Institutional Shares

SEMI-ANNUAL REPORT AND SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 30, 1997

March 31, 1998

[Graphic]
Federated Securities Corp., Distributor
Federated Investors Tower
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com


Cusip 31428Q705
G02369-01 (4/98)

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